Changes in Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 29, 2017	Apr. 30, 2016
Goodwill [Line Items]
Balance		$ 211,276	$ 215,197
Benefit of excess tax amortization	[1]	(3,895)	(3,921)
Balance		207,381	211,276
B&N Retail
Goodwill [Line Items]
Balance		211,276	215,197
Benefit of excess tax amortization	[1]	(3,895)	(3,921)
Balance		$ 207,381	$ 211,276

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.